Stock-Based Compensation - Restricted Stock Units, activity (Details) - RSUs	12 Months Ended
Dec. 31, 2023 $ / shares shares
The Company and Summary of Significant Accounting Policies
Vesting period	4 years
Number of Shares
Granted | shares	2,099,970
Nonvested, outstanding at the end | shares	2,099,970
Weighted Average Grant Date Fair Value
Granted (in dollars per share) | $ / shares	$ 1.15
Nonvested, outstanding at the end (in dollars per share) | $ / shares	$ 1.15